Segments - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 USD ($) Segment
Segment Reporting Information [Line Items]
Reportable business segments | Segment	3
Asset and portfolio rationalization impairment charges	$ 18,838,000
Building Materials Business West Group
Segment Reporting Information [Line Items]
Asset and portfolio rationalization impairment charges	$ 18,838,000